Shareholders' Equity	6 Months Ended
Jun. 30, 2026
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY
9.	SHAREHOLDERS’ EQUITY

Share Options

There was no share options granted during the six months ended June 30, 2026 and no share options were forfeited nor exercised in the period ended June 30, 2026.

Common Stock

112,500,000 Class A ordinary shares authorized; $0.04 par value; 231,129 Class A ordinary shares and 178,980 Class A ordinary shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively. 12,500,000 Class B ordinary shares are authorized, and there were nil Class B ordinary shares issued and outstanding as of both June 30, 2026 and December 31, 2025.

At the April 17, 2026 extraordinary general meeting, shareholders approved a share capital reduction and reorganization, which reduced the par value per Class A Ordinary Share from US$0.005 to US$0.0005 per share and granted authority for the board of directors to effect a reverse-stock-split within a range from 1-for-5 up to 1-for-200.

Pursuant to such board-granted authority, the Company effected an 80-for-1 (1-for-80) share consolidation (reverse stock split) effective May 18, 2026. As a result of this share consolidation, the par value per Class A Ordinary Share was increased from US$0.0005 to US$0.04 per share, and the authorized number of Class A Ordinary Shares was restated to 112,500,000. All share and per-share data have been retroactively restated under U.S. GAAP to give effect to the share consolidation only; such retrospective adjustment does not apply to the standalone share capital reduction and reorganization. Fractional shares arising from the share consolidation were rounded-up, with offsetting adjustments recorded to common stock and additional paid-in-capital, with no net impact on total shareholders’ equity.

During March 2026, the Company completed a registered direct offering of units consisting of Class A Ordinary Shares and warrants. Subsequent warrant exercise transactions are described in Note 10, Warrant Liabilities, and resulted in increases to common stock and additional paid-in-capital.